Income Taxes (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
NOL carryover	$ (1,947,750)	$ (1,811,705)
R & D credit	142,385	124,840
Depreciation	10,735	10,735
Deferred tax liabilities:
Less Valuation Allowance	1,794,630	1,676,130
Net deferred tax asset